Income Taxes	8 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

Note 8 — Income Taxes

The total provision (benefit) for income taxes is comprised of the following:

For the period from
April 28, 2021
(inception) through
Federal	December 31, 2021
Current expense	$—
Deferred expense	(2,388)
Change in valuation allowance	2,388
Total income tax expense (benefit)	$—

For the period from
April 28, 2021
(inception) through
State	December 31, 2021
Current expense	$—
Deferred expense	—
Change in valuation allowance	—
Total income tax expense (benefit)	$—

Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The net deferred tax assets and liabilities in the accompanying balance sheet included the following components:

December 31,
2021
Deferred tax assets
Start-up costs	$1,884
Net operating loss	504
Total deferred tax assets	2,388
Deferred tax liabilities	—
Valuation allowance for deferred tax assets	(2,388)
Net deferred tax assets	$—

As of December 31, 2021, the Company had $2,400 in U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from April 28, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $2,388.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Valuation allowance	(21.0)%
Income tax provision expense (benefit)	0.0%

The Company files income tax returns in the U.S. (including California and Oklahoma) and is subject to examination by the various taxing authorities since inception.